UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2013

Date of reporting period: JUNE 30, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Shareholder Report

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

June 30, 2013

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Semi-Annual Shareholder Report

June 30, 2013

Contents

Portfolio Asset Allocation (Unaudited)	2

Unaudited Financial Statements

Statement of Assets and Liabilities	3
Statement of Investments	4
Statement of Operations	13
Statements of Changes in Net Assets	14
Statement of Cash Flows	15
Notes to Financial Statements	16
Schedule of Changes in Investments in Affiliates	29
Schedule of Restricted Securities of Unaffiliated Issuers	31

Supplemental Information (Unaudited)

Approval of Investment Management Agreements	32

Tennenbaum Opportunities Partners V, LP (the “Partnership”) files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Partnership’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Partnership’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the Partnership’s proxy voting guidelines and information regarding how the Partnership voted proxies relating to portfolio investments during the most recent 12-month period may be obtained without charge on the SEC’s website at http://www.sec.gov, or by calling the Partnership’s advisor, Tennenbaum Capital Partners, LLC, at (310) 566-1000. Collect calls for this purpose are accepted.

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Portfolio Asset Allocation (Unaudited)

June 30, 2013

Percent of Cash
Industry	and Investments

Gaming Industries	7.0%
Wired Telecommunications Carriers	5.5%
Semiconductor and Other Electronic Component Manufacturing	5.1%
Oil and Gas Extraction	4.6%
Radio and Television Broadcasting	4.3%
Scheduled Air Transportation	4.3%
Full-Service Restaurants	3.6%
Other Telecommunications	3.6%
Pharmaceutical and Medicine Manufacturing	3.4%
Communications Equipment Manufacturing	3.3%
Management, Scientific, and Technical Consulting Services	3.3%
Business Support Services	3.2%
Motion Picture and Video Industries	3.1%
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing	3.1%
Cable and Other Subscription Programming	2.7%
Newspaper, Periodical, Book, and Directory Publishers	2.7%
Other Electrical Equipment and Component Manufacturing	2.6%
Specialty (except Psychiatric and Substance Abuse) Hospitals	2.3%
Metal Ore Mining	2.3%
Coal Mining	2.0%
Petroleum and Coal Products Manufacturing	2.0%
Scientific Research and Development Services	1.9%
Electronic Shopping and Mail-Order Houses	1.9%
Couriers and Express Delivery Services	1.9%
Deep Sea, Coastal, and Great Lakes Water Transportation	1.6%
Nondepository Credit Intermediation	1.6%
Iron and Steel Mills and Ferroalloy Manufacturing	1.6%
Highway, Street, and Bridge Construction	1.5%
Accounting, Tax Preparation, Bookkeeping, and Payroll Services	1.4%
Wireless Telecommunications Carriers (except Satellite)	1.0%
Other Amusement and Recreation Industries	0.9%
Electrical Equipment Manufacturing	0.8%
Support Activities for Mining	0.7%
Aerospace Product and Parts Manufacturing	0.7%
Home Health Care Services	0.6%
Data Processing, Hosting, and Related Services	0.6%
Grocery Stores	0.5%
Other Financial Investment Activities	0.5%
Architectural, Engineering, and Related Services	0.4%
Other Investment Pools and Funds	0.3%
Depository Credit Intermediation	0.1%
Traveler Accommodation	0.1%
Home Furnishings Stores	0.0%
Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing	0.0%
Charter Bus Industry	0.0%
Miscellaneous Securities	2.3%
Cash and Cash Equivalents	3.1%
Total	100.0%

2

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Assets and Liabilities (Unaudited)

June 30, 2013

Assets
Investments, at fair value:
Unaffiliated issuers (cost $1,001,442,134)	$906,784,310
Controlled issuers (cost $199,243,858)	200,747,700
Other affiliates (cost $323,786,731)	245,004,548
Total investments (cost $1,524,472,723)	1,352,536,558

Cash and cash equivalents	43,196,094
Accrued interest income:
Unaffiliated issuers	11,431,948
Controlled issuers	1,733,022
Other affiliates	949,182
Receivable for investments sold	10,765,447
Deferred debt issuance costs	1,619,796
Unrealized gain on foreign currency exchange contract	522,761
Prepaid expenses and other assets	1,362,986
Total assets	1,424,117,794

Liabilities
Credit facility payable	225,555,001
Distribution payable	22,000,000
Management and advisory fees payable	2,387,500
Payable for investments purchased	1,983,061
Payable to the Common Limited Partner	398,555
Payable to the Investment Manager	398,543
Interest payable	204,619
Accrued expenses and other liabilities	2,052,188
Total liabilities	254,979,467

Preferred equity facility
Series A preferred interests; $20,000/interest liquidation preference; 25,000 interests authorized, 18,450 interests issued and outstanding	369,000,000
Accumulated distributions on Series A preferred interests	910,444
Total preferred limited partner interests	369,910,444

Net assets applicable to common limited and general partners	$799,227,883

Composition of net assets applicable to common limited and general partners
Paid-in capital	$1,081,728,330
Distributions in excess of net investment income	(1,957,800)
Accumulated net realized loss	(114,202,711)
Accumulated net unrealized depreciation	(166,339,936)
Net assets applicable to common limited and general partners	$799,227,883

See accompanying notes.

3

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

June 30, 2013

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (76.98%)
Bank Debt (54.09%) (1)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (1.37%)
Expert Global Solutions, LLC, Senior Secured 1st Lien Term Loan B, LIBOR + 7.25%, 1.25% LIBOR Floor, due 4/3/18	$1,655,344	$1,684,726	0.12%
Expert Global Solutions, LLC, Senior Secured 2nd Lien Term Loan, LIBOR + 11%, 1.5% LIBOR Floor, due 10/3/18	$17,348,047	17,452,136	1.25%
Total Accounting, Tax Preparation, Bookkeeping, and Payroll Services		19,136,862

Aerospace Product and Parts Manufacturing (0.01%)
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%, due 3/26/14 (4)	$150,803	81,434	0.01%

Architectural, Engineering, and Related Services (0.08%)
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 13%, 2.5% LIBOR Floor, due 3/31/17 (2)	$1,066,469	1,066,469	0.08%

Business Support Services (2.98%)
STG-Fairway Acquisitions, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.25%, 1.25% LIBOR Floor, due 8/28/19	$41,208,525	41,661,819	2.98%

Cable and Other Subscription Programming (2.72%)
Medfort, S.a.r.l., 1st Lien Term Loan A, 15% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€3,423,334	4,453,758	0.32%
Medfort, S.a.r.l., 1st Lien Term Loan A2, 15% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€12,035,724	15,658,477	1.12%
Medfort, S.a.r.l., 1st Lien Term Loan B, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€27,623,608	6,558,742	0.47%
Medfort, S.a.r.l., 1st Lien Term Loan B2, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€9,243,109	12	-
Primacom Finance (Lux) S.A., Super Senior Facility, 11%, due 9/30/16 - (Luxembourg) (2), (3)	€6,129,032	7,973,871	0.57%
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€2,542,833	3,308,226	0.24%
Total Cable and Other Subscription Programming		37,953,086

Charter Bus Industry (0.00%)
Coach America Holdings, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$13,507,374	-	-
Coach America Holdings, Inc., Senior Secured Letters of Credit PIK Facility, LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$151,999	-	-
Coach America Holdings, Inc., Senior Secured Letters of Credit, LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$3,381,028	-	-
Total Charter Bus Industry		-

Coal Mining (1.78%)
Oxford Mining Company, LLC, Senior Secured 2nd Lien Term Loan, LIBOR + 9.75% Cash + 5.75% PIK, 1.25% LIBOR Floor, due 12/24/15	$26,923,077	24,863,462	1.78%

4

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2013

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Communications Equipment Manufacturing (1.95%)
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15 (6)	$39,846,335	$27,175,200	1.95%

Couriers and Express Delivery Services (1.86%)
U.S. Xpress Enterprises, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 7.5%, 1.5% LIBOR Floor, due 11/14/16	$25,894,872	25,900,310	1.86%

Deep Sea, Coastal, and Great Lakes Water Transportation (1.62%)
Overseas Shipholding Group, Inc., Unsecured Revolver, LIBOR + 0.75%, due 2/8/13	$23,476,817	22,669,805	1.62%

Electrical Equipment Manufacturing (0.77%)
API Technologies Corp., Senior Secured 1st Lien Term Loan, LIBOR + 9.75%, 1.25% LIBOR Floor, due 2/6/18	$10,714,060	10,687,275	0.77%

Electronic Shopping and Mail-Order Houses (1.63%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.5%, due 3/31/16	$22,667,943	22,690,611	1.63%

Full-Service Restaurants (3.58%)
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18 (6)	$16,511,267	11,797,300	0.85%
RM OpCo, LLC, Convertible 1st Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16 (6)	$3,682,341	3,682,341	0.26%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/21/16 (6)	$10,487,830	10,487,830	0.75%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B, 12% Cash + 7% PIK, due 3/21/16 (6)	$18,319,225	18,319,225	1.31%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16 (6)	$5,777,752	5,777,752	0.41%
Total Full Service Restaurants		50,064,448

Grocery Stores (0.50%)
Bashas, Inc., Senior Secured 1st Lien FILO Term Loan, LIBOR + 9.35%, 1.5% LIBOR Floor, due 12/28/15	$6,881,652	7,043,371	0.50%

Home Health Care Services (0.05%)
Gentiva Health Services, Inc., Senior Secured 1st Lien Term Loan B, LIBOR + 3.5%, 1.25% LIBOR Floor, due 8/17/16	$701,846	704,039	0.05%

Iron and Steel Mills and Ferroalloy Manufacturing (1.62%)
Essar Steel Algoma, Inc., Senior Secured Term Loan, LIBOR + 7.5%, 1.25% LIBOR Floor, due 9/20/14	$22,067,575	22,550,414	1.62%

Management, Scientific, and Technical Consulting Services (3.27%)
Hill International, Inc., Senior Secured 2nd Lien Term Loan, 7.5%, due 10/18/16	$46,666,667	45,663,333	3.27%

5

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2013

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Motion Picture and Video Industries (3.13%)
CORE Entertainment, Inc., Senior Secured 1st Lien Term Loan, 9%, due 6/21/17	$26,627,910	$24,098,258	1.73%
CORE Entertainment, Inc., Senior Secured 2nd Lien Term Loan, 13.5%, due 6/21/18	$21,302,328	19,598,142	1.40%
Total Motion Picture and Video Industries		43,696,400

Newspaper, Periodical, Book, and Directory Publishers (1.99%)
Berry Agency, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 7%, 3% LIBOR Floor, due 11/18/14	$100,359	100,359	0.01%
Hanley-Wood, LLC, 2nd Lien Term Loan, LIBOR + 11.4%, due 1/15/19	$27,710,660	27,627,528	1.98%
Total Newspaper, Periodical, Book, and Directory Publishers		27,727,887

Other Amusement and Recreation Industries (0.84%)
Intrawest Cayman L.P., 1st Lien Term Loan, LIBOR + 5.75%, 1.25% LIBOR Floor, due 12/4/17 - (Cayman Islands)	$1,243,750	1,261,890	0.09%
Intrawest Cayman L.P., 2nd Lien Term Loan, LIBOR + 9.5%, 1.25% LIBOR Floor, due 12/4/18 - (Cayman Islands)	$10,250,000	10,480,625	0.75%
Total Other Amusement and Recreation Industries		11,742,515

Other Electrical Equipment and Component Manufacturing (2.57%)
Palladium Energy, Inc., 1st Lien Senior Secured Term Loan, LIBOR + 9%, 1% LIBOR Floor, due 12/26/17	$35,000,000	35,822,500	2.57%

Other Financial Investment Activities (0.46%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/31/22	$30,407,844	6,461,667	0.46%

Other Telecommunications (3.55%)
Gogo, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 9.75%, 1.5% LIBOR Floor, due 6/21/17	$46,538,487	49,610,027	3.55%

Petroleum and Coal Products Manufacturing (1.99%)
Boomerang Tube, LLC, 2nd Lien Term Loan, LIBOR + 9.5%, 1.5% LIBOR Floor, due 10/11/17	$27,994,504	27,714,559	1.99%

Radio and Television Broadcasting (4.12%)
SiTV, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 6% Cash + 4% PIK, 2% LIBOR Floor, due 8/3/16	$23,289,059	22,543,809	1.62%
The Tennis Channel, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 8.5%, due 5/29/17	$35,000,000	34,895,000	2.50%
Total Radio and Television Broadcasting		57,438,809

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments
Manufacturing (0.52%)
AGY Holding Corp., Senior Secured Term Loan, 12%, due 9/15/16 (6)	$7,200,688	7,200,688	0.52%

6

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2013

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Scheduled Air Transportation (2.15%)
Aircraft Secured Mortgages - Aircraft Leased to Delta Air Lines, Inc.
N913DL, 8%, due 3/15/17 (6)	$637,822	$649,440	0.05%
N918DL, 8%, due 8/15/18 (6)	$821,099	831,270	0.06%
N954DL, 8%, due 3/20/19 (6)	$1,076,524	1,085,370	0.08%
N955DL, 8%, due 6/20/19 (6)	$1,110,257	1,117,710	0.08%
N956DL, 8%, due 5/20/19 (6)	$1,109,549	1,117,710	0.08%
N957DL, 8%, due 6/20/19 (6)	$1,119,968	1,127,610	0.08%
N959DL, 8%, due 7/20/19 (6)	$1,130,302	1,137,510	0.08%
N960DL, 8%, due 10/20/19 (6)	$1,170,506	1,175,790	0.08%
N961DL, 8%, due 8/20/19 (6)	$1,159,817	1,166,550	0.08%
N976DL, 8%, due 2/15/18 (6)	$844,368	857,010	0.06%
Aircraft Secured Mortgages - Aircraft Leased to United Airlines, Inc.
N510UA, 20%, due 10/26/16 (6)	$3,540,451	4,507,805	0.32%
N512UA, 20%, due 10/26/16 (6)	$3,585,861	4,591,065	0.33%
N536UA, 16%, due 9/29/14 (6)	$1,745,550	1,883,305	0.13%
N545UA, 16%, due 8/29/15 (6)	$3,013,712	3,419,995	0.25%
N585UA, 20%, due 10/25/16 (6)	$4,210,338	5,391,085	0.39%
Total Scheduled Air Transportation		30,059,225

Semiconductor and Other Electronic Component Manufacturing (4.98%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, 2% LIBOR Floor, due 9/30/15	$27,414,213	27,414,213	1.96%
Isola USA Corporation, Mezzanine Term Loan, 8% Cash + 8% PIK, due 3/29/16	$3,364,329	3,364,329	0.24%
SunEdison, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.25%, 1.5% LIBOR Floor, due 10/2/17	$37,171,750	39,494,984	2.83%
SunEdison, Inc., Senior Secured Revolver, LIBOR + 3.75%, due 3/23/14 ∆	$-	(684,298)	(0.05)%
Total Semiconductor and Other Electronic Component Manufacturing		69,589,228

Wired Telecommunications Carriers (1.03%)
Bulgaria Telecom Company AD, 1st Lien Facility 1A Term Loan, EURIBOR + 5.5%, due 11/9/17 - (Bulgaria) (3)	€9,067,903	11,030,515	0.79%
Viva Telecom Bulgaria EAD, 1st Lien Facility 1B Term Loan, EURIBOR + 5.5%, due 11/9/17 - (Luxembourg) (3)	€2,726,883	3,317,076	0.24%
Total Wired Telecommunications Carriers		14,347,591

Wireless Telecommunications Carriers (except Satellite) (0.97%)
Globalive Wireless Management Corp., Senior Secured 1st Lien Term Loan, LIBOR + 10.9%, due 4/30/14 - (Canada)	$13,634,043	13,593,141	0.97%

Total Bank Debt (Cost $810,857,491)		754,916,175

∆ Negative amount relates to an unfunded revolving credit facility that was acquired and valued at a discount

7

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2013

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Other Corporate Debt Securities (22.89%)
Aerospace Product and Parts Manufacturing (0.26%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15 (4)	$20,957,000	$2,831,291	0.20%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15 (4)	$6,123,000	827,217	0.06%
Total Aerospace Product and Parts Manufacturing		3,658,508

Architectural, Engineering, and Related Services (0.17%)
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 6% Cash + 10% PIK, due 12/31/19 (2), (5)	$2,370,819	2,370,819	0.17%

Communications Equipment Manufacturing (1.10%)
Avaya, Inc., Senior Secured 2nd Lien Notes, 10.5%, due 3/1/21 (5)	$20,280,000	15,311,400	1.10%

Gaming Industries (2.79%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$64,338,000	38,909,866	2.79%

Home Furnishings Stores (0.04%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$9,189,000	551,340	0.04%

Home Health Care Services (0.57%)
Gentiva Health Services, Inc., Senior Unsecured Notes, 11.5%, due 9/1/18	$7,748,000	7,961,070	0.57%

Metal Ore Mining (2.11%)
Thompson Creek Metals Co., Senior Unsecured Notes, 7.375%, due 6/1/18	$35,717,000	29,421,879	2.11%

Nondepository Credit Intermediation (1.62%)
Caribbean Financial Group, Senior Secured Notes, 11.5%, due 11/15/19 (5)	$22,000,000	22,660,000	1.62%

Oil and Gas Extraction (3.71%)
Linc Energy Finance, Inc., Senior Secured Notes, 12.5%, due 10/31/17 (5)	$16,220,000	17,504,932	1.25%
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (2), (5)	$25,340,000	27,177,150	1.95%
Woodbine Holdings, LLC, Unsecured Notes, 15% PIK, due 5/12/17 (2)	$7,084,976	7,084,976	0.51%
Total Oil and Gas Extraction		51,767,058

Pharmaceutical and Medicine Manufacturing (1.75%)
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16 - (France) (2), (5)	$24,483,000	24,483,000	1.75%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (2.29%)
AGY Holding Corp., Senior Secured 2nd Lien Notes, 11%, due 11/15/16 (6)	$32,444,500	31,957,832	2.29%

Scientific Research and Development Services (1.90%)
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17 (5)	$27,588,000	26,484,480	1.90%

Specialty (except Psychiatric and Substance Abuse) Hospitals (2.31%)
Radiation Therapy Services, Inc., Senior Subordinated Notes, 9.875%, due 4/15/17	$51,447,000	32,282,993	2.31%

Miscellaneous Securities (2.27%) (8)	$41,799,000	31,714,102	2.27%

Total Other Corporate Debt Securities (Cost $351,482,404)		319,534,347

Total Debt Investments (Cost $1,162,339,895)		1,074,450,522

8

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2013

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (19.92%)
Aerospace Product and Parts Manufacturing (0.45%)
Beech Holdings, LLC, Membership Units (4), (5)	838,110	$6,285,825	0.45%

Architectural, Engineering, and Related Services (0.16%)
Alion Science & Technology Corporation, Warrants (4)	9,175	92	-
ESP Holdings, Inc., 15% PIK, Cumulative Preferred Stock (2), (4), (5)	6,674	1,298,124	0.09%
ESP Holdings, Inc., Common Stock (2), (4), (5)	29,156	914,914	0.07%
Total Architectural, Engineering, and Related Services		2,213,130

Business Support Services (0.26%)
STG-Fairway Holdings, LLC, Class A Units (4), (5)	226,242	3,600,189	0.26%

Cable and Other Subscription Programming (0.00%)
Perseus Holdings S.A., Common Stock - (Luxembourg) (2), (3), (4), (5)	78,000	-	-

Coal Mining (0.22%)
Oxford Resource Holdings, LLC, Warrants to Purchase Class B Units (4), (5)	85	11,336	-
Oxford Resource Partners, LP, Warrants to Purchase Common Units (4), (5)	702,034	3,029,060	0.22%
Oxford Resource Partners, LP, Warrants to Purchase Subordinated Units (4), (5)	651,246	11,336	-
Total Coal Mining		3,051,732

Communications Equipment Manufacturing (0.28%)
Dialogic, Inc., Common Stock (4), (5), (6)	4,504,102	3,378,077	0.24%
Dialogic, Inc., Preferred Stock (4), (5), (6)	1	100	-
Dialogic, Inc., Warrants to Purchase Common Stock (4), (5), (6)	1,920,000	574,667	0.04%
Total Communications Equipment Manufacturing		3,952,844

Data Processing, Hosting, and Related Services (0.61%)
GXS Holdings, Inc., Common Stock (4), (5)	1,806,332	181	-
GXS Holdings, Inc., Series A Preferred Stock (4), (5)	34,251	8,446,318	0.61%
Total Data Processing, Hosting, and Related Services		8,446,499

Depository Credit Intermediation (0.14%)
Doral Financial Corporation, Common Stock (4)	2,410,796	2,000,961	0.14%

Electronic Shopping and Mail-Order Houses (0.27%)
Shop Holding, LLC, Class A Units (4), (5)	1,379,026	2,793,610	0.20%
Shop Holding, LLC, Warrants to Purchase Class A Units (4), (5)	919,351	943,166	0.07%
Total Electronic Shopping and Mail-Order Houses		3,736,776

Full-Service Restaurants (0.00%)
RM Holdco, LLC, Membership Units (4), (5), (6)	42,552,000	-	-

Gaming Industries (4.22%)
TOPV New World Holdings, LLC, Membership Interests - (Canada) (2), (4), (5)	6,843,047	56,076,687	4.02%
Tropicana Entertainment, Inc., Common Stock (4), (5)	180,844	2,825,687	0.20%
Total Gaming Industries		58,902,374

9

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2013

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Highway, Street, and Bridge Construction (1.53%)
Contech Holdings, Inc., Common Stock (2), (4), (5)	711,255	$21,337,650	1.53%

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (4), (5)	94	48,507	-

Metal Ore Mining (0.19%)
St. Barbara Ltd., Common Stock (4)	6,279,591	2,582,231	0.19%

Newspaper, Periodical, Book, and Directory Publishers (0.67%)
HW Topco, Inc., Common Stock (4), (5)	868,872	9,114,467	0.65%
HW Topco, Inc., Preferred Stock (4), (5)	1,693	17,760	-
TBC Holdings I, Inc., Common Stock (4), (5)	2,967	214,217	0.02%
Total Newspaper, Periodical, Book, and Directory Publishers		9,346,444

Oil and Gas Extraction (0.87%)
Woodbine Intermediate Holdings, LLC, Membership Units (4), (5), (6)	576	12,099,848	0.87%

Other Amusement and Recreation Industries (0.00%)
Bally Total Fitness Holding Corporation, Common Stock (4), (5)	1,799	5,397	-
Bally Total Fitness Holding Corporation, Warrants (4), (5)	3,245	-	-
Total Other Amusement and Recreation Industries		5,397

Other Financial Investment Activities (0.00%)
Marsico Holdings, LLC, Common Interest Units (4), (5)	474,738	2,374	-

Other Investment Pools and Funds (0.32%)
TCP Delos Cayman Holdings, Common Shares (3), (4), (5), (6)	551,799	717,891	0.05%
TCP Delos Cayman Holdings, Common Shares (4), (5), (6)	726,529	726,529	0.05%
TCP Delos Delaware Holdings, LLC, Partnership Interest (3), (5), (6)	2,394,699	3,115,503	0.22%
Total Other Investment Pools and Funds		4,559,923

Pharmaceutical and Medicine Manufacturing (1.69%)
NVHL S.A., Common Shares - (Luxembourg) (2), (3), (4), (5)	5,127,200	23,592,846	1.69%

Radio and Television Broadcasting (0.20%)
SCG Financial Acquisition Corp., Common Stock (4)	146,428	1,613,651	0.12%
SiTV, Inc., Warrants to Purchase Common Stock (4), (5)	786,791	1,188,054	0.08%
Total Radio and Television Broadcasting		2,801,705

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (0.27%)
KAGY Holding Company, Inc., Series A Preferred Stock (5), (6)	34,228,948	3,825,769	0.27%

10

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2013

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Scheduled Air Transportation (2.14%)
Equipment Trusts - Aircraft Leased to Delta Air Lines, Inc.
N913DL Trust Beneficial Interest (5), (6)	1,153	$251,460	0.02%
N918DL Trust Beneficial Interest (5), (6)	1,021	283,140	0.02%
N954DL Trust Beneficial Interest (5), (6)	980	158,070	0.01%
N955DL Trust Beneficial Interest (5), (6)	961	253,440	0.02%
N956DL Trust Beneficial Interest (5), (6)	965	259,050	0.02%
N957DL Trust Beneficial Interest (5), (6)	961	260,700	0.02%
N959DL Trust Beneficial Interest (5), (6)	956	262,680	0.02%
N960DL Trust Beneficial Interest (5), (6)	944	275,220	0.02%
N961DL Trust Beneficial Interest (5), (6)	952	279,180	0.02%
N976DL Trust Beneficial Interest (5), (6)	1,060	200,970	0.01%
Equipment Trusts - Aircraft Leased to United Airlines, Inc.
N510UA Trust Beneficial Interests (5), (6)	459	4,644,427	0.33%
N512UA Trust Beneficial Interests (5), (6)	453	4,580,197	0.33%
N536UA Trust Beneficial Interests (5), (6)	677	6,227,274	0.45%
N545UA Trust Beneficial Interests (5), (6)	566	6,257,156	0.45%
N585UA Trust Beneficial Interests (5), (6)	453	5,658,959	0.40%
Total Scheduled Air Transportation		29,851,923

Semiconductor and Other Electronic Component Manufacturing (0.15%)
TPG Hattrick Holdco, LLC, Common Units (4), (5)	1,935,857	2,081,046	0.15%

Support Activities for Mining (0.72%)
DeepOcean Group Holding BV, Common Stock - (Norway) (4), (5)	410,366	10,054,590	0.72%

Traveler Accommodation (0.05%)
Buffets Restaurants Holdings, Inc., Common Stock (4), (5)	139,526	767,393	0.05%

Wired Telecommunications Carriers (4.51%)
Hawaiian Telcom Holdco, Inc., Common Stock (4)	462,676	11,640,928	0.83%
Hawaiian Telcom Holdco, Inc., Warrants (4)	54,272	588,308	0.04%
Integra Telecom, Inc., Common Stock (2), (4), (5)	10,080,250	41,648,827	2.99%
Integra Telecom, Inc., Warrants (2), (4), (5)	3,018,747	-	-
V Telecom Investment S.C.A., Common Shares - (Luxembourg) (3), (4), (5)	3,741	9,059,997	0.65%
Total Wired Telecommunications Carriers		62,938,060

Total Equity Securities (Cost $362,132,828)		278,086,036

Total Investments (Cost $1,524,472,723) (7)		1,352,536,558

11

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2013

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Cash and Cash Equivalents (3.10%)
Wells Fargo Securities, LLC, Overnight Repurchase Agreement, 0.06%, due 7/1/13
Collateralized by FHLB Bond	$3,000,000	$3,000,000	0.22%
Union Bank of California, Commercial Paper, 0.10%, due 7/1/13	$18,000,000	18,000,000	1.29%
Cash Denominated in Foreign Currency	€583,557	759,208	0.05%
Cash Denominated in Foreign Currency	£100,175	152,397	0.01%
Cash Held on Account at Various Institutions	$21,284,489	21,284,489	1.53%
Total Cash and Cash Equivalents		43,196,094

Total Cash and Investments		$1,395,732,652	100.00%

Notes to Statement of Investments:

(1)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Non-controlled affiliate – as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of the issuer).

(3)	Principal amount or shares denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(4)	Non-income producing security.

(5)	Restricted security – See Note 2, Summary of Significant Accounting Policies.

(6)	Controlled issuer – as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer).

(7)	Includes investments with an aggregate fair value of $45,184,885 that have been segregated to collateralize certain unfunded commitments.

(8)	Miscellaneous Securities are comprised of certain unrestricted security positions that have not previously been publicly disclosed.

Aggregate acquisitions and aggregate dispositions of investments, other than government securities, totaled $201,604,812 and $204,317,632, respectively.

Aggregate acquisitions includes investment assets received as payment in-kind. Aggregate dispositions includes principal paydowns on debt investments.

The total value of restricted securities and bank debt as of June 30, 2013 was $1,150,567,821, or 82.43% of total cash and investments of the Partnership.

Derivative instruments at June 30, 2013 were as follows:

	Notional
Instrument	Amount		Fair Value
Foreign currency forward exchange contract, sell AUD vs. USD for settlement April 4, 2014	AUD	5,205,200	$522,761

12

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Operations (Unaudited)

Six Months Ended June 30, 2013

Investment income
Interest income:
Unaffiliated issuers	$57,011,384
Controlled issuers	7,539,587
Other affiliates	1,723,965
Other income:
Unaffiliated issuers	3,049,705
Controlled issuers	2,485,694
Other affiliates	482,823
Total investment income	72,293,158

Operating expenses
Management and advisory fees	14,325,000
Interest expense	634,864
Amortization of deferred debt issuance costs	530,635
Legal fees, professional fees and due diligence expenses	337,534
Commitment fees	175,552
Insurance expense	124,767
Director fees	88,332
Custody fees	88,000
Other operating expenses	309,168
Total operating expenses	16,613,852

Net investment income	55,679,306

Net realized and unrealized gain (loss)
Net realized gain (loss) from:
Investments in unaffiliated issuers	8,578,265
Investments in controlled issuers	(26,040,521)
Investments in other affiliates	229,482
Foreign currency transactions	675,417
Net realized loss	(16,557,357)

Net change in net unrealized appreciation/depreciation on:
Investments	34,737,286
Foreign currency	1,575,808
Net change in net unrealized appreciation/depreciation	36,313,094

Net realized and unrealized gain	19,755,737

Dividends paid on preferred equity facility	(1,847,549)
Net change in accumulated dividends on preferred equity facility	20,442

Net increase in net assets applicable to common limited and general partners resulting from operations	$73,607,936

See accompanying notes.

13

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)
		Common
		Limited	General
	Total	Partner	Partner
Net assets applicable to common limited and general partners, beginning of period	$772,619,947	$772,619,947	$-

Net investment income	55,679,306	55,679,306	-
Net realized loss	(16,557,357)	(16,557,357)	-
Net change in net unrealized appreciation/depreciation	36,313,094	36,313,094	-
Dividends paid on preferred equity facility from net investment income	(1,847,549)	(1,847,549)	-
Net change in accumulated dividends on preferred equity facility	20,442	20,442	-

Net increase in net assets applicable to common limited and general partners resulting from operations	73,607,936	73,607,936	-

Distributions to common limited and general partners from:
Net investment income	(47,000,000)	(47,000,000)	-

Net assets applicable to common limited and general partners, end of period (including distributions in excess of net investment income of $1,957,800)	$799,227,883	$799,227,883	$-

	Year Ended December 31, 2012
		Common
		Limited	General
	Total	Partner	Partner
Net assets applicable to common limited and general partners, beginning of year	$834,882,226	$834,882,226	$-

Net investment income	95,642,137	95,642,137	-
Net realized loss	(82,452,800)	(82,452,800)	-
Net change in net unrealized appreciation/depreciation	44,303,576	44,303,576	-
Dividends paid on preferred equity facility from net investment income	(3,537,091)	(3,537,091)	-
Net change in accumulated dividends on preferred equity facility	(32,861)	(32,861)	-
Net increase in net assets applicable to common limited and general partners resulting from operations	53,922,961	53,922,961	-

Distributions to common limited and general partners from:
Net investment income	(116,185,240)	(116,185,240)	-

Net assets applicable to common limited and general partners, end of year (including distributions in excess of net investment income of $8,809,999)	$772,619,947	$772,619,947	$-

See accompanying notes.

14

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2013

Operating activities
Net increase in net assets applicable to common limited and general partners
resulting from operations	$73,607,936
Adjustments to reconcile net increase in net assets applicable to common limited and general partners resulting from operations to net cash provided by operating activities:
Net realized loss	16,557,357
Net change in net unrealized appreciation/depreciation	(36,663,042)
Dividends paid on preferred equity facility	1,847,549
Net change in accumulated dividends on preferred equity facility	(20,442)
Interest income paid in kind	(3,025,111)
Net accretion of market discount	(5,889,543)
Accretion of original issue discount	(5,337,919)
Amortization of deferred debt issuance costs	530,635
Changes in assets and liabilities:
Purchases of investments	(198,579,701)
Proceeds from sales, maturities and paydowns of investments	204,317,632
Increase in receivable for investments sold	(3,667,523)
Increase in accrued interest income - unaffiliated issuers	(951,012)
Increase in accrued interest income - controlled issuers	(742,641)
Increase in accrued interest income - other affiliates	(433,169)
Increase in prepaid expenses and other assets	(406,169)
Increase in management and advisory fees payable	2,387,500
Decrease in payable to the Common Limited Partner	(144,608)
Decrease in payable for investments purchased	(4,491,671)
Increase in payable to the Investment Manager	280,632
Increase in interest payable	166,277
Increase in accrued expenses and other liabilities	285,684
Net cash provided by operating activities	39,628,651

Financing activities
Proceeds from draws on credit facility	75,000,000
Principal repayments on credit facility	(74,797,408)
Dividends paid on preferred equity facility	(1,847,549)
Distributions to common limited partner	(25,000,000)
Net cash used in financing activities	(26,644,957)

Net increase in cash and cash equivalents	12,983,694
Cash and cash equivalents at beginning of period	30,212,400
Cash and cash equivalents at end of period	$43,196,094

Supplemental disclosure:
Interest payments	$468,587

See accompanying notes.

15

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited)

June 30, 2013

1. Organization and Nature of Operations

Tennenbaum Opportunities Partners V, LP (the “Partnership”), a Delaware Limited Partnership, is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Partnership has elected to be treated as a partnership for U.S. federal income tax purposes.

The Certificate of Limited Partnership of the Partnership was filed with the Delaware Secretary of State on September 29, 2006, and the Partnership commenced operations on December 15, 2006. The Partnership was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities. The stated objective of the Partnership is to achieve high total returns while minimizing losses. Tennenbaum Opportunities Fund V, LLC (“TOF V” or the “Common Limited Partner”) owns the entire common limited partnership interest in the Partnership.

The General Partner of the Partnership is SVOF/MM, LLC (“SVOF/MM”). The managing member of SVOF/MM is Tennenbaum Capital Partners, LLC (“TCP”), which serves as the Investment Manager of the Partnership. Babson Capital Management LLC serves as Co-Manager. Substantially all of the equity interests in the General Partner are owned directly or indirectly by TCP, Babson Capital Management LLC and employees of TCP.

Partnership management consists of the General Partner and the Board of Directors. The General Partner directs and executes the day-to-day operations of the Partnership, subject to oversight from the Board of Directors, which performs certain functions required by the 1940 Act. The Board of Directors has delegated investment management of the Partnership’s assets to the Investment Manager and the Co-Manager. The Board of Directors consists of four persons, three of whom are independent. If the Partnership has preferred limited partner interests outstanding, as it currently does, the holders of the preferred limited partner interests voting separately as a class will be entitled to elect two of the Partnership’s Directors. The remaining directors of the Partnership will be subject to election by holders of the common limited partner interests and preferred limited partner interests voting together as a single class.

Partnership Structure

Total maximum capitalization of the Partnership is approximately $1.91 billion, consisting of $1.105 billion of common limited partner interests (the “Common Limited Interests”) from the Common Limited Partner, $369 million of preferred limited partner interests (the “Preferred Limited Interests”) and $436 million under a senior secured revolving credit facility (the “Senior Facility”). The Common Limited Interests, Preferred Limited Interests and the amount drawn under the Senior Facility are used to purchase Partnership investments and to pay certain fees and expenses of the Partnership. Most of the cash and investments of the Partnership are included in the collateral for the Senior Facility.

16

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2013

1. Organization and Nature of Operations (continued)

The Partnership will liquidate and distribute its assets and will be dissolved on October 10, 2016, subject to up to two one-year extensions if requested by the General Partner and approved by TOF V as the holder of the Common Limited Interests. However, the Partnership Agreement will prohibit liquidation of the Partnership prior to October 10, 2016 if the Preferred Limited Interests are not redeemed in full prior to such liquidation.

Preferred Equity Facility

At June 30, 2013, the Partnership had 18,450 Preferred Limited Interests issued and outstanding with a liquidation preference of $20,000 per interest. The Preferred Limited Interests are redeemable at the option of the Partnership, subject to certain conditions. Additionally, under certain conditions, the Partnership may be required to either redeem certain of the Preferred Limited Interests or repay indebtedness, at the Partnership’s option. Such conditions would include a failure by the Partnership to maintain adequate collateral as required by its credit facility agreement or by the Statement of Preferences of the Preferred Limited Interests, or a failure by the Partnership to maintain sufficient asset coverage as required by the 1940 Act. At June 30, 2013, the Partnership was in full compliance with such requirements.

The Preferred Limited Interests accrue dividends at an annual rate equal to LIBOR plus 0.75%, or in the case of any holders of Preferred Limited Interests that are CP Conduits (as defined in the leveraging documents), the higher of LIBOR plus 0.75% or the CP Conduit’s cost of funds rate plus 0.75%, subject to certain limitations and adjustments.

2. Summary of Significant Accounting Policies

Basis of Presentation

The financial statements of the Partnership have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The following is a summary of the significant accounting policies of the Partnership.

Use of Estimates

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates and assumptions to be reasonable, actual results could differ from those estimates.

17

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2013

2. Summary of Significant Accounting Policies (continued)

Investment Valuation

Management values investments held by the Partnership at fair value based upon the principles and methods of valuation set forth in policies adopted by the Partnership’s Board of Directors and in conformity with procedures set forth in the Senior Facility and Statement of Preferences for the Preferred Limited Interests. Fair value is generally defined as the amount for which an investment would be sold in an orderly transaction between market participants at the measurement date.

Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued for financial reporting purposes as of the last business day of the reporting period using the closing price on the date of valuation. Liquid investments not listed on a recognized exchange or market quotation system are priced by a nationally recognized pricing service or by using quotations from broker-dealers. Investments not priced by a pricing service or for which market quotations are either not readily available or are determined to be unreliable are valued by independent valuation services or, for investments aggregating less than 5% of the total capitalization of the Partnership, by the Investment Manager.

Fair valuations of investments are determined under guidelines adopted by the Partnership’s Board of Directors, and are subject to their approval. Generally, to increase objectivity in valuing the Partnership’s investments, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible. The Investment Manager’s valuation is not based on long-term work-out value, immediate liquidation value, nor incremental value for potential changes that may take place in the future. The values assigned to investments that are valued by the Investment Manager are based on available information and do not necessarily represent amounts that might ultimately be realized, as these amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. The foregoing policies apply to all investments, including those in companies and groups of affiliated companies aggregating more than 5% of the Partnership’s assets.

Fair valuations of investments in each asset class are determined using one or more methodologies including the market approach, income approach, or, in the case of recent investments, the cost approach, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets. The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that may be taken into account include, as relevant: available current market data, including relevant and applicable market trading and transaction comparables, applicable market yields and multiples, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons of financial ratios of peer companies that are public, M&A comparables, our principal market and enterprise values, among other factors.

18

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2013

2.	Summary of Significant Accounting Policies (continued)

Unobservable inputs used in the fair value measurement of the Partnership’s Level 3 investments as of June 30, 2013 included the following:

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
Bank Debt	$642,552,671	Market rate approach	Market yields	4.6% - 22.6% (12.2%)
		Market quotations	Indicative bid/ask quotes	1 - 2 (1)
		Market comparable companies	Revenue multiples	0.4x - 0.4x (0.4x)
		Market comparable companies	EBITDA multiples	3.5x - 8.5x (8.2x)
Other Corp Debt	92,215,135	Market rate approach	Market yields	11.5% - 14.2% (11.7%)
		Market comparable companies	Revenue multiples	0.5x - 0.5x (0.5x)
		Market comparable companies	EBITDA multiples	6.5x - 6.5x (6.5x)
Equity	217,146,773	Market rate approach	Market yields	9.8% - 18.0% (12.4%)
		Market quotations	Indicative bid/ask quotes Revenue multiples	1 - 1 (1)
		Market comparable companies	EBITDA multiples	0.4x - 0.4x (0.4x)
		Market comparable companies		3.4x - 10.0x (7.6x)

Generally, a change in an unobservable input may result in a change to the value of an investment as follows:

Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Market yields	Decrease	Increase
Revenue multiples	Increase	Decrease
EBITDA multiples	Increase	Decrease

Investments of the Partnership may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period.

19

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2013

2. Summary of Significant Accounting Policies (continued)

At June 30, 2013, the investments of the Partnership were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$38,909,866	$19,602,197
2	Other observable market inputs*	112,363,504	188,409,346	41,337,066
3	Independent third-party pricing sources that employ significant unobservable inputs	642,452,312	81,471,651	203,283,822
3	Investment Manager valuations with significant unobservable inputs	100,359	10,743,484	13,862,951
Total
		$754,916,175	$319,534,347	$278,086,036

* E.g., quoted prices in inactive markets or quotes for comparable instruments

Changes in investments categorized as Level 3 during the six months ended June 30, 2013 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$662,095,730	$65,111,150	$191,007,907
Net realized and unrealized gains (losses)	1,154,255	24,230,438	(17,067,759)
Acquisitions	137,044,481	22,798	31,388,586
Dispositions	(88,257,749)	(23,975,287)	(2,044,912)
Transfer into Level 3ǂ	-	32,282,277	-
Transfers out of Level 3†	(69,584,405)	(16,199,725)	-
Ending balance	$642,452,312	$81,471,651	$203,283,822

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(2,179,317)	$24,230,438	$4,870,385

ǂ Comprised of one investment that transferred from Level 2 due to reduced trading volumes.

†Comprised of seven investments that transferred to Level 2 due to increased observable market activity.

20

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2013

2.	Summary of Significant Accounting Policies (continued)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$100,876	$6,582,065	$9,001,492
Net realized and unrealized gains (losses)	(284,198)	2,383,688	341,084
Acquisitions	-	502,911	4,529,279
Dispositions	(715,033)	(1,162,380)	(8,904)
Transfers into Level 3‡	998,714	2,437,200	-
Ending balance	$100,359	$10,743,484	$13,862,951

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(632,302)	$2,383,688	$340,961

‡ Comprised of five investments that transferred from Level 2 due to reduced trading volumes.

Investment Transactions

The Partnership records investment transactions on the trade date, except for private transactions that have conditions to closing, which are recorded on the closing date. The cost of investments purchased is based upon the purchase price plus those professional fees which are specifically identifiable to the investment transaction. Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of investments sold.

Cash and Cash Equivalents

Cash consists of amounts held in accounts with brokerage firms and the custodian bank. Cash equivalents consist of highly liquid investments with an original maturity of three months or less.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Partnership’s policy that its custodian take possession of the underlying collateral, the fair value of which is required to exceed the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Partnership may be delayed or limited.

21

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2013

2. Summary of Significant Accounting Policies (continued)

Restricted Investments

The Partnership may invest without limitation in instruments that are subject to legal or contractual restrictions on resale. These instruments generally may be resold to institutional investors in transactions exempt from registration or to the public if the securities are registered. Disposal of these investments may involve time-consuming negotiations and additional expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted investments is included at the end of the Statement of Investments. Restricted investments, including any restricted investments in affiliates, are valued in accordance with the investment valuation policies discussed above.

Foreign Investments

The Partnership may invest in instruments traded in foreign countries and denominated in foreign currencies. At June 30, 2013, the Partnership held foreign currency denominated investments comprising approximately 6.56% of the Partnership’s total investments by fair value. Such positions were converted at the closing rate in effect at June 30, 2013, and reported in U.S dollars.  Purchases and sales of investments and income and expense items denominated in foreign currencies, when they occur, are translated into U.S dollars on the respective dates of such transactions. The Partnership reports that portion of the results of operations resulting from foreign exchange rates on investments separately from the gains or losses arising from changes in market prices of investments held.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transactions clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Derivatives

In order to mitigate certain currency exchange risks associated with foreign currency denominated investments, the Partnership has entered into certain forward exchange transactions. The Partnership recognizes all derivatives as either assets or liabilities in the Statement of Assets and Liabilities. The transactions are accounted for using the mark-to-market method with the resulting change in fair value recognized in earnings for the current period. Risks may arise upon entering into these contracts from potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

22

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2013

2. Summary of Significant Accounting Policies (continued)

Gains and losses from derivative transactions during the six months ended June 30, 2013 were included in net realized and unrealized gain (loss) on investments in the Statement of Operations as follows:

Instrument	Realized	Unrealized
Foreign currency forward exchange contract	$-	$522,761

Valuations of foreign currency forward exchange contracts at June 30, 2013 were determined as follows:

Level	Basis for Determining Fair Value	Aggregate Value
1	Quoted prices in active markets for identical assets	$522,761

Debt Issuance Costs

Costs of approximately $8.5 million were incurred in connection with placing the Partnership’s Senior Facility. These costs were deferred and are being amortized on a straight-line basis over eight years, the estimated life of the Senior Facility. The impact of utilizing the straight-line amortization method versus the effective-interest method is not material to the Partnership’s operations.

Revenue Recognition

Interest and dividend income, including income paid in kind, is recorded on an accrual basis. Origination, structuring, closing, commitment and other upfront fees earned with respect to capital commitments are generally amortized or accreted into interest income over the life of the respective debt investment. Other fees, including certain amendment fees, prepayment fees, and commitment fees on broken deals, are recognized as earned. Prepayment fees and similar income received upon the early repayment of a loan or debt security are included in interest income.

Certain of the Partnership’s debt investments are purchased at a considerable discount to par as a result of the underlying credit risks and financial results of the issuer, as well as general market factors that influence the financial markets as a whole. GAAP generally requires that discounts on the acquisition of corporate bonds, municipal bonds and treasury bonds be amortized using the effective-interest or constant-yield method. GAAP also requires the Partnership to consider the collectability of interest when making accruals. Accordingly, when accounting for purchase discounts, the Partnership recognizes discount accretion income when it is probable that such amounts will be collected, generally at disposition. When the Partnership receives principal payments on a loan in an amount in excess of the loan’s amortized cost, it records the excess principal payments as interest income.

23

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2013

2. Summary of Significant Accounting Policies (continued)

Income Taxes

The Partnership’s income or loss is reported in the partners’ income tax returns. Consequently, no income taxes are paid at the Partnership level or reflected in the Partnership’s financial statements. In accordance with ASC Topic 740 - Income Taxes, the Partnership recognizes in its financial statements the effect of a tax position when it is determined that such position is more likely than not, based on the technical merits, to be sustained upon examination. As of June 30, 2013, the tax returns, the qualification of the Partnership, and the amount of allocable Partnership income or loss for all tax years since January 1, 2009 are subject to examination by federal taxing authorities. No such examinations are currently pending.

Cost and unrealized appreciation (depreciation) of the investments of the Partnership (including derivatives) at June 30, 2013 for U.S. federal income tax purposes were as follows:

Unrealized appreciation	$131,372,706
Unrealized depreciation	(302,786,110)
Net unrealized depreciation	(171,413,404)

Cost	$1,524,472,723

3. Allocations and Distributions

Net income and gains of the Partnership are distributed first to the Common Limited Partner until it has received an 8% annual weighted-average return on its undistributed contributed equity, and then to the General Partner until it has received 20% of all cumulative income and gain distributions (the “Hurdle”). 80% of all remaining net income and gain distributions are allocated to the Common Limited Partner, with the remaining 20% allocated to the General Partner. For purposes of determining whether the 8% return to the Common Limited Partner has been exceeded and whether the General Partner has received the catch-up amount, the performance of the Partnership includes the performance of the Common Limited Partner for periods prior to the inception of the Partnership. Net investment income or loss, realized gain or loss on investments, and appreciation or depreciation on investments for the period are allocated to the Common Limited Partner and the General Partner in a manner consistent with that used to determine distributions. As of June 30, 2013, the Hurdle exceeded the cumulative performance of the Partnership; accordingly, no performance allocation was recorded.

24

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2013

3. Allocations and Distributions (continued)

Distributions to the Common Limited Partner are generally based on the Common Limited Partner’s estimated taxable earnings from its interest in the Partnership, and are recorded on the ex-dividend date. The timing of distributions is determined by the General Partner, which has provided the Investment Manager with certain criteria for such distributions. Any net long-term capital gains are distributed at least annually. As of June 30, 2013, the Partnership had declared $548,450,039 to the Common Limited Partner since inception.

4. Management and Advisory Fees and Other Expenses

The Partnership incurs an annual management and advisory fee, payable to the Investment Manager monthly in arrears, equal to 1.5% of the sum of the Common Limited Interest commitments (reduced after the ramp-up period by returns of contributed capital) and the Preferred Limited Interests and debt potentially issuable in respect of such Common Limited Interest commitments, subject to reduction by the amount of the Senior Facility commitment when the Senior Facility is no longer outstanding and the amount of the Preferred Limited Interests when less than $1 million in liquidation preference of Preferred Limited Interests remains outstanding. In addition to the management fee, the General Partner is entitled to a performance allocation as discussed in Note 3, above. As compensation for its services, the Co-Manager receives a portion of the management fees paid to the Investment Manager. The Co-Manager also receives a portion of any performance allocation paid to the General Partner.

The Partnership pays all expenses incurred in connection with the business of the Partnership, including fees and expenses of outside contracted services, such as custodian, administrative, legal, audit and tax preparation fees, costs of valuing investments, insurance costs, brokers’ and finders’ fees relating to investments, and any other transaction costs associated with the purchase and sale of investments of the Partnership.

5. Senior Secured Revolving Credit Facility

The Partnership has entered into a credit agreement with certain lenders, which provides for a senior secured revolving credit facility (the “Senior Facility”) pursuant to which amounts may be drawn up to $436 million. The Senior Facility matures December 15, 2014, subject to extension by the lenders at the request of the Partnership for one 364-day period.

25

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2013

5. Senior Secured Revolving Credit Facility (continued)

Advances under the Senior Facility bear interest at LIBOR or EURIBOR plus 0.425% per annum, except in the case of loans from CP Conduits, which bear interest at the higher of (i) LIBOR or EURIBOR (as applicable) plus 0.425% or (ii) the CP Conduit’s cost of funds plus 0.425%, subject to certain limitations. Short-term advances under the swingline facility bear interest at the LIBOR Market Index Rate plus 0.425% per annum or the main refinancing rate as set by the European Central Bank for such period, plus 0.85% per annum. The weighted-average interest rate on outstanding borrowings at June 30, 2013 was 0.61%. In addition to amounts due on outstanding debt, the Senior Facility accrues commitment fees of 0.15% per annum on the unused portion of the Senior Facility, or 0.20% per annum when less than $87,200,000 in borrowings are outstanding. The Senior Facility may be terminated, and any outstanding amounts thereunder may become due and payable, should the Partnership fail to satisfy certain financial or other covenants. As of June 30, 2013, the Partnership was in full compliance with such covenants.

Foreign currency advances are reported in US dollars using the closing rate in effect on the date of valuation. At June 30, 2013, outstanding borrowings included €55,000,000 ($71,555,001). Accrued interest included €2,525 ($3,286).

6. Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk

The Partnership conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles and are members of the major securities exchanges. Banking activities are conducted with a firm headquartered in the New York area.

In the normal course of business, the Partnership’s investment activities involve executions, settlement and financing of various investment transactions resulting in receivables from, and payables to, brokers, dealers and the Partnership’s custodian. These activities may expose the Partnership to risk in the event such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business.

The Statement of Investments includes certain revolving loan facilities held by the Partnership with aggregate unfunded balances of approximately $36.5 million.

Consistent with standard business practice, the Partnership enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The Partnership’s maximum exposure under these arrangements and activities is unknown. However, the Partnership expects the risk of material loss to be remote.

26

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2013

7. Related Parties

The Partnership, the Common Limited Partner, the Investment Manager, the General Partner and their members and affiliates may be considered related parties. From time to time, the Partnership makes payments to third parties on behalf of the Common Limited Partner which are funded by or reimbursable through contributions from or deductions from distributions to the Common Limited Partner. At June 30, 2013, the Partnership had a liability to the Common Limited Partner in the amount of $398,555 as reflected in the Statement of Assets and Liabilities. From time to time, the Investment Manager advances payments to third parties on behalf of the Partnership and receives reimbursement from the Partnership. At June 30, 2013, such reimbursable amounts totaled $398,543 as reflected in the Statement of Assets and Liabilities.

27

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

8. Financial Highlights

	Six Months
	Ended
	June 30,
	(Unaudited)	Year Ended December 31,
	2013	2012	2011	2010	2009

Period return on invested assets (1), (2)	6.8%	7.6%	(0.8)%	18.0%	58.9%

Gross return to common limited partner (1)	9.7%	6.5%	(4.3)%	19.4%	81.2%
Less: General Partner allocation (1)	0.0%	0.0%	0.0%	0.0%	0.0%
Period return to common limited partner (1), (3)	9.7%	6.5%	(4.3)%	19.4%	81.2%

Ratios to average common equity: (4), (5)
Net investment income	14.1%	11.5%	10.1%	10.9%	11.2%
Expenses	4.2%	4.0%	3.4%	3.4%	4.9%
Expenses and General Partner allocation	4.2%	4.0%	3.4%	3.4%	4.9%

Ending net assets attributable to common
limited partner	$799,227,883	$772,619,947	$834,882,226	$1,010,196,281	$940,500,149
Portfolio turnover rate (1)	15.0%	41.8%	41.1%	66.8%	48.3%
Weighted-average debt outstanding	$205,956,150	$87,573,428	$88,160,550	$82,122,988	$119,602,754
Weighted-average interest rate	0.6%	0.8%	1.5%	0.9%	1.3%

Annualized Inception to Date Performance Data as of June 30, 2013:
Return on invested assets (1)	5.5%
Internal rate of return (6)	4.5%

(1)	Not annualized for periods of less than one year.

(2)	Return on invested assets is a time-weighted, geometrically linked rate of return and excludes cash and cash equivalents.

(3)	Returns (net of dividends on the preferred equity facility, allocations to the General Partner, and partnership expenses, including financing costs and management fees) are calculated on a monthly geometrically linked, time-weighted basis.

(4)	These ratios include interest expense but do not reflect the effect of dividends on the preferred equity facility. The ratio of expenses to average common limited equity is higher in earlier periods, and net investment income to common limited equity assets is reduced, due to the Partnership’s relatively smaller capital base while the Partnership was ramping up.

(5)	Annualized for periods of less than one year, except for allocations to the General Partner.

(6)	Net of dividends on the preferred equity facility, allocations to the General Partner, and partnership expenses, including financing costs and management fees. Internal rate of return (“IRR”) is the imputed annual return over an investment period and, mathematically, is the rate of return at which the discounted cash flows equal the initial cash outlays. The IRR presented assumes liquidation of the Partnership at net asset value as of the balance sheet date.

28

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Changes in Investments in Affiliates (1) (Unaudited)

Six Months Ended June 30, 2013

	Value,			Value,
	Beginning of			End of
Investment	Period	Acquisitions	Dispositions	Period

AGY Holding Corp., Senior Secured 2nd Lien Notes, 11%, due 11/15/16	$-	$23,975,287	$-	$31,957,832
AGY Holding Corp., Senior Secured Term Loan, 12%, due 9/15/16	-	7,200,688	-	7,200,688
Aircraft Secured Mortgages - Aircraft Leased to Delta Air Lines, Inc.
N913DL, 8%, due 3/15/17	713,130	-	(73,730)	649,440
N918DL, 8%, due 8/15/18	882,420	-	(65,267)	831,270
N954DL, 8%, due 3/20/19	1,160,280	-	(74,982)	1,085,370
N955DL, 8%, due 6/20/19	1,188,000	-	(72,127)	1,117,710
N956DL, 8%, due 5/20/19	1,189,650	-	(73,327)	1,117,710
N957DL, 8%, due 6/20/19	1,198,560	-	(72,758)	1,127,610
N959DL, 8%, due 7/20/19	1,207,470	-	(72,195)	1,137,510
N960DL, 8%, due 10/20/19	1,243,770	-	(71,130)	1,175,790
N961DL, 8%, due 8/20/19	1,236,510	-	(72,848)	1,166,550
N976DL, 8%, due 2/15/18	918,720	-	(75,763)	857,010
Aircraft Secured Mortgages - Aircraft Leased to United Airlines, Inc.
N510UA, 20%, due 10/26/16	5,223,660	-	(370,147)	4,507,805
N512UA, 20%, due 10/26/16	5,298,775	-	(361,305)	4,591,065
N536UA, 16%, due 9/29/14	2,646,220	-	(654,522)	1,883,305
N545UA, 16%, due 8/29/15	4,161,190	-	(587,426)	3,419,995
N585UA, 20%, due 10/25/16	6,222,780	-	(424,226)	5,391,085
Contech Engineered Solutions, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 8% Cash + 3% PIK, 2% LIBOR Floor, due 2/7/17	10,128,064	126,383	(10,254,447)	-
Contech Holdings, Inc., Common Stock	18,670,444	-	-	21,337,650
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15	31,713,980	3,225,110	-	27,175,200
Dialogic, Inc., Common Stock	5,094,464	-	-	3,378,077
Dialogic, Inc., Preferred Stock	100	-	-	100
Dialogic, Inc., Warrants to Purchase Common Stock	1,463,200	-	-	574,667
Equipment Trusts - Aircraft Leased to Delta Air Lines, Inc.
N913DL Trust Beneficial Interest	216,480	73,730	(91,266)	251,460
N918DL Trust Beneficial Interest	233,970	65,268	(86,711)	283,140
N954DL Trust Beneficial Interest	220,110	74,981	(104,581)	158,070
N955DL Trust Beneficial Interest	311,850	72,128	(103,307)	253,440
N956DL Trust Beneficial Interest	316,800	73,326	(104,730)	259,050
N957DL Trust Beneficial Interest	318,120	72,758	(104,297)	260,700
N959DL Trust Beneficial Interest	319,110	72,195	(103,867)	262,680
N960DL Trust Beneficial Interest	329,340	71,132	(103,542)	275,220
N961DL Trust Beneficial Interest	332,640	72,848	(105,354)	279,180
N976DL Trust Beneficial Interest	161,700	75,764	(99,544)	200,970
Equipment Trusts - Aircraft Leased to United Airlines, Inc.
N510UA Trust Beneficial Interest	4,569,318	369,242	(171,053)	4,644,427
N512UA Trust Beneficial Interest	4,513,239	361,305	(168,250)	4,580,197
N536UA Trust Beneficial Interest	5,951,253	654,521	(215,299)	6,227,274
N545UA Trust Beneficial Interest	5,878,101	586,520	(226,422)	6,257,156
N585UA Trust Beneficial Interest	5,557,611	424,227	(222,803)	5,658,959
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 13%, 2.5% LIBOR Floor, due 3/31/17	3,424,501	-	(2,358,033)	1,066,469
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 6% Cash + 10% PIK, due 12/31/19	2,345,925	-	-	2,370,819
ESP Holdings, Inc., 15% PIK, Cumulative Preferred Stock	1,197,909	-	-	1,298,124

29

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Changes in Investments in Affiliates (1) (Unaudited) (Continued)

Six Months Ended June 30, 2013

	Value,			Value,
	Beginning of			End of
Investment	Period	Acquisitions	Dispositions	Period

ESP Holdings, Inc., Common Stock	$744,148	$-	$-	$914,914
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, 2% LIBOR Floor, due 4/15/15	12,338,872	-	(12,280,051)	-
Integra Telecom, Inc., Common Stock	39,851,440	-	-	41,648,827
Integra Telecom, Inc., Senior Secured 1st Lien Notes, 10.75%, due 4/15/16	6,115,379	401,850	(5,830,000)	-
Integra Telecom, Inc., Warrants	-	-	-	-
KAGY Holding Company, Inc., Series A Preferred Stock	-	25,759,734	-	3,825,769
Medfort, S.a.r.1., 1st Lien Term Loan A, 15% PIK, due 11/21/17	4,304,133	-	-	4,453,758
Medfort, S.a.r.1., 1st Lien Term Loan A2, 15% PIK, due 11/21/17	15,132,431	-	-	15,658,477
Medfort, S.a.r.1., 1st Lien Term Loan B, 1% PIK, due 11/21/17	3,972,377	-	-	6,558,742
Medfort, S.a.r.1., 1st Lien Term Loan B2, 1% PIK, due 11/21/17	12	-	-	12
NHSAS Holdings, LLC, Membership Units	8,781	-	(8,904)	-
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16	24,483,000	-	-	24,483,000
NVHL S.A., Common Shares	23,924,705	-	-	23,592,846
Online Resources Corporation, Common Stock	4,447,838	-	(7,543,960)	-
Perseus Holdings S.A., Common Stock	-	-	-	-
Primacom Finance (Lux) S.A., Super Senior Facility, 11%, due 9/30/16	-	8,052,936	-	7,973,871
Primacom Holding GmbH, Super Senior Facility A, 12% PIK, due 9/30/15	4,184,876	-	(4,167,747)	-
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK, due 11/21/17	3,354,760	-	-	3,308,226
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock	-	-	-	-
RM Holdco, LLC, Membership Units	2,746,522	-	-	-
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18	16,511,267	-	-	11,797,300
RM OpCo, LLC, Convertible 1st Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16	-	3,582,399	-	3,682,341
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/21/16	10,588,767	25,920	(126,857)	10,487,830
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B, 12% Cash + 7% PIK, due 3/21/16	17,627,841	691,384	-	18,319,225
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16	5,567,313	228,048	-	5,777,752
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15	13,900,141	26,030	(16,461,725)	-
TCP Delos Cayman Holdings, Common Shares	-	1,438,681	-	1,444,420
TCP Delos Delaware Holdings, LLC, Partnership Interest	-	3,090,598	-	3,115,503
TOPV New World Holdings, LLC, Membership Interests	56,214,933	-	-	56,076,687
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16	27,240,500	-	-	27,177,150
Woodbine Holdings, LLC, Unsecured Notes, 15% PIK, due 5/12/17	6,582,065	502,911	-	7,084,976
Woodbine Intermediate Holdings, LLC, Membership Units	11,022,898	-	-	12,099,848

Note to Schedule of Changes in Investments in Affiliates:

(1) The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Partnership of 5% or more of the issuers' voting securities.

30

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Restricted Securities of Unaffiliated Issuers (Unaudited)

June 30, 2013

Investment	Acquisition Date	Cost

Avaya, Inc., Senior Secured 2nd Lien Notes, 10.5%, due 3/1/21	Various 2013	$16,735,648
Bally Total Fitness Holding Corporation, Common Stock	4/30/10	13,422,993
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
Beech Holdings, LLC, Membership Units	3/1/13	7,790,820
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17	Various 2012 & 2013	26,115,145
Buffets Restaurants Holdings, Inc., Common Stock	8/24/12	3,813,240
Caribbean Financial Group, Senior Secured Notes, 11.5%, due 11/15/19	10/19/12	21,590,486
DeepOcean Group Holding BV, Common Stock	5/13/11	9,786,480
GXS Holdings, Inc., Common Stock	3/28/08	2,510,633
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	100,425
HW Topco, Inc., Common Stock	1/13/12 & 1/15/13	5,861,481
HW Topco, Inc., Preferred Stock	1/13/12	11,398
Linc Energy Finance, Inc., Senior Secured Notes, 12.5%, due 10/31/17	10/5/12	15,708,708
Marsico Holdings, LLC, Common Interest Units	9/10/12	485,982
Oxford Resource Holdings, LLC, Warrants to Purchase Class B Units	6/24/13	3,590
Oxford Resource Partners, LP, Warrants to Purchase Common Units	6/24/13	959,196
Oxford Resource Partners, LP, Warrants to Purchase Subordinated Units	6/24/13	3,590
Precision Holdings, LLC, Class C Membership Interests	9/30/10 & 7/25/11	3,929
Shop Holding, LLC, Class A Units	6/2/11	1,301,747
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	-
SiTV, Inc., Warrants to Purchase Common Stock	8/3/12	1,012,080
STG-Fairway Holdings, LLC, Class A Units	12/30/10	3,096,484
TBC Holdings I, Inc., Common Stock	11/18/11	281,286
TPG Hattrick Holdco, LLC, Common Units	9/30/10	892,388
Tropicana Entertainment, Inc., Common Stock	3/8/10	9,612,500
V Telecom Investment S.C.A., Common Shares	11/9/12	8,688,957

31

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Approval of Investment Management Agreements

(Unaudited)

On May 1, 2013, the Board of Directors of the Partnership, including the “non-interested” Directors (the “Independent Directors”), voted to approve the Investment Management Agreement and Co-Management Agreement (each a “Management Agreement” and collectively, the “Management Agreements”) for an additional one-year term.

In considering whether to recommend re-approval of the Management Agreements, the Independent Directors reviewed materials provided by the Investment Manager, the Co-Manager, fund counsel and independent counsel. The Directors also met with senior personnel of the Investment Manager and discussed a number of topics affecting their determination, including the following.

(i) The nature, extent and quality of services provided by the Investment Manager and Co-Manager. The Independent Directors reviewed the services that the Investment Manager and Co-Manager provide to the Partnership. The Independent Directors noted the comprehensive range of such services and that the Investment Manager had developed reporting, valuation and other procedures that were customized to the specialized nature of the Partnership, and that the Investment Manager had expertise in administering such procedures. In addition, the Independent Directors considered the size, education, background and experience of the Investment Manager’s and Co-Manager’s staff. They also took into consideration the Investment Manager’s and Co-Manager’s quality of service and noted their longevity in the industry. Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel. The Independent Directors concluded that the scope of services expected to be provided by the Investment Manager and Co-Manager to the Partnership and the experience and expertise of the personnel performing such services was consistent with the nature, extent and quality expected of an Investment Manager of an investment vehicle such as the Partnership.

(ii) Investment performance of the Partnership and the Investment Manager. The Independent Directors reviewed the past investment performance of the Partnership and other funds for which the Investment Manager provides investment advisory services, both on an absolute basis and as compared to other funds that had invested in similar investments, as well as general market indices, and the Independent Directors noted that the Partnership had performed satisfactorily.

32

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Approval of Investment Management Agreements (Continued)

(Unaudited)

(iii) Cost of the services provided and profits realized by the Investment Manager from the relationship with the Partnership. The Independent Directors considered the cost of the services provided by the Investment Manager. As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Manager, the terms of which are summarized in the footnotes to the financial statements included in this report. The Independent Directors also noted the types of expenses for which the Partnership or the Investment Manager and Co-Manager are responsible. In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other registered and non-registered funds managed by the Investment Manager and by other managers that had somewhat comparable investment programs. The Independent Directors also noted that the compensation provisions had been subject to extensive discussion with several of the large institutional investors in the Partnership.

The Independent Directors also reviewed information regarding the profitability to the Investment Manager of its relationship with the Partnership and information on the financial condition of the Investment Manager. The Independent Directors noted that the Investment Manager and Co-Manager and their affiliates did not receive revenues from any other source, such as brokerage commissions or origination fees, in relation to the Partnership. The Independent Directors found that the profits realized by the Investment Manager from its relationship with the Partnership were reasonable and consistent with the Investment Manager’s fiduciary duties. The Independent Directors noted that the Co-Manager was unable to provide the Directors with the information requested on the profitability to the Co-Manager of its relationship with the Partnership. The Independent Directors also found that the Investment Manager and Co-Manager each had the financial resources necessary to continue to carry out their respective functions.

The Independent Directors concluded that the management and performance fees for the Investment Manager and Co-Manager were reasonable.

(iv) The extent to which economies of scale would be realized as the Partnership grows and whether fee levels would reflect such economies of scale. In light of the Partnership’s predetermined size and policy of distributing all realized income, the Independent Directors determined that the possibility of economies of scale was not relevant with respect to the current structure of the Partnership and accordingly did not consider whether fee levels would reflect any economies of scale.

In considering the Partnership’s Management Agreements, no single factor was determinative to the decision of the Directors. Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously recommended re-approval of each of the Management Agreements.

33

ITEM 2.   CODE OF ETHICS.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS

(a)      Included in Semiannual Shareholder Report in Item 1.

(b)      Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

(a)     Not applicable for filing of Semiannual Reports to Shareholders.

(b)     None.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.        CONTROLS AND PROCEDURES.

(a)     The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.         EXHIBITS.

(a)      (1)   Not applicable for filing of Semiannual Reports to Shareholders.

(a)      (2)   Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)      (3)   Not applicable.

(b)      Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By:	/s/ Mark K. Holdsworth

Name: Mark K. Holdsworth
Title: Chief Executive Officer
Date: September 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark K. Holdsworth

Name: Mark K. Holdsworth
Title: Chief Executive Officer
Date: September 9, 2013

By:	/s/ Paul L. Davis

Name: Paul L. Davis
Title: Chief Financial Officer
Date: September 9, 2013